Commitments and Contingencies - Schedule of Future Minimum Lease Payments Under Operating Leases with Non Cancelable Terms (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Operating Leased Assets [Line Items]
2013	$ 6,734
2014	4,134
2015	3,851
2016	2,742
2017	2,092
Thereafter	8,209
Total	$ 27,762